Income Taxes - Schedule of Income Taxes Expenses Computed at the Hong Kong Statutory Tax Rate (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2024
Previously Reported [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Provision for income taxes at Hong Kong statutory income tax rate	(16.50%)